Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues (note 25)	$ 3,045,811	$ 2,825,427
Cost of revenues (exclusive of depreciation and amortization shown below)	1,959,544	1,817,526
Selling, general and administrative expenses	744,874	705,798
Depreciation	33,391	30,573
Amortization of intangible assets	61,273	48,157
Acquisition-related items (note 5)	28,532	21,975
Operating earnings	218,197	201,398
Interest expense, net	29,452	20,845
Other income, net (note 6)	(1,853)	(1,281)
Earnings before income tax	190,598	181,834
Income tax expense (note 18)	53,013	53,260
Net earnings	137,585	128,574
Non-controlling interest share of earnings	26,829	23,207
Non-controlling interest redemption increment (note 15)	7,853	7,709
Net earnings attributable to Company	$ 102,903	$ 97,658
Net earnings per common share (note 20)
Basic (in dollars per share)	$ 2.60	$ 2.49
Diluted (in dollars per share)	$ 2.57	$ 2.45